Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Nov. 30, 2024	Nov. 30, 2023
Operating
Net income (loss)	$ 2,137	$ (39)
Adjustments for items not involving cash:
Non-cash items	1,547	2,955
Changes in non-cash working capital:
(Increase) decrease in amounts receivable	(209)	1,032
Increase in inventories	(446)	(343)
Decrease in prepaid and other assets	31	79
(Decrease) increase in amounts payable and accrued liabilities	(87)	1,863
Decrease in income tax payable	(592)	(408)
Cash provided by operating activities	2,381	5,139
Investing
Exploration and evaluation assets and expenditures	(431)	(91)
Purchase of mineral property, plant and equipment	(3,155)	(3,683)
Increase in other long-term assets	(114)	(286)
Cash used in investing activities	(3,700)	(4,060)
Financing
Withholding taxes on settlement of share-based payments	(2)	(357)
Lease payments	(223)	(24)
Cash used in financing activities	(225)	(381)
Net (decrease) increase in cash	(1,544)	698
Cash at beginning of the period	8,331	7,629
Cash at end of the period	6,787	8,327
Taxes paid in cash	994	700
Interest paid on leases	$ 70	$ 1